NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed statements of cash flows (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows related to operations
Net income		$ 701.4	$ 542.9	$ 760.4
Depreciation and amortization		751.2	753.3	739.9
Loss (gain) on valuation and translation of financial instruments		0.8	0.9	2.4
Amortization of financing fees and long-term debt discount		7.9	6.8	6.9
Loss on debt refinancing				15.6
Deferred income taxes		108.5	12.6	132.2
Other		(1.3)	(4.6)	7.0
Net change in non-cash balances related to operations		(237.4)	135.8	(133.6)
Cash flows related to investing activities
Proceeds from disposal of subsidiaries		260.7
Acquisition of tax deductions from the parent corporation		(14.9)	(13.9)
Other		(30.3)	(11.3)	(10.6)
Cash flows related to financing activities
Net change in bank indebtedness		4.5	24.3	(18.9)
Net change under revolving facilities, net of financing fees		(595.6)	736.5
Net change under revolving facilities, net of financing fees		(595.6)	736.5	(209.3)
Repayment of long-term debt		(487.3)	(19.2)	(664.5)
Repayment of lease liabilities		(41.9)	(42.3)	(36.5)
Settlement of hedging contracts		90.0	(1.6)	16.6
Repurchase of Common Shares			(1,540.0)	(43.9)
Cash and cash equivalents at the beginning of the year		21.0	864.9	20.7
Cash and cash equivalents at the end of the year		14.0	21.0	864.9
Parent Company
Cash flows related to operations
Net income		454.1	520.8	145.6
Depreciation and amortization		5.8	4.8	5.1
Loss (gain) on valuation and translation of financial instruments		0.2	0.2	(0.7)
Amortization of financing fees and long-term debt discount		2.6	2.3	2.4
Loss on debt refinancing	$ 0.0			10.4
Deferred income taxes		39.4	(5.3)	2.4
Other		2.2	0.2	2.4
Net change in non-cash balances related to operations		(31.2)	5.3	39.3
Cash flows provided by operations		473.1	528.3	206.9
Cash flows related to investing activities
Proceeds from disposal of subsidiaries		260.7
Net change in investments in subsidiaries		(46.4)	2,058.6	(8.5)
Acquisition of tax deductions from the parent corporation		(14.9)	(13.9)
Other		(7.3)	(6.0)	(8.5)
Cash flows provided by (used in) investing activities		192.1	2,038.7	(17.0)
Cash flows related to financing activities
Net change in bank indebtedness		10.2	5.7	(2.5)
Net change under revolving facilities, net of financing fees		8.6
Repayment of long-term debt		(434.3)	(3.6)	(336.7)
Repayment of lease liabilities		(1.2)	(1.0)	(0.6)
Settlement of hedging contracts		90.0	(1.6)	(1.6)
Repurchase of Common Shares			(1,540.0)	(43.9)
Dividends and reduction of paid-up capital		(100.0)	(100.0)	(100.0)
Net change in subordinated loans and notes payable - subsidiaries		(241.7)	2,322.0	66.0
Net change in convertible obligations, subordinated loans and notes receivable - subsidiaries		139.3	(2,664.0)	276.0
Net change in loans to the parent corporation		(105.0)	(596.1)
Net change in advances to or from subsidiaries		(24.3)	(19.6)	(15.4)
Cash flows used in financing activities		(658.4)	(2,598.2)	(158.7)
Net change in cash and cash equivalents		6.8	(31.2)	31.2
Cash and cash equivalents at the beginning of the year			$ 31.2
Cash and cash equivalents at the end of the year		$ 6.8		$ 31.2